Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Related Party Transactions [Line Items]
Service/ Products received from related parties			$ 432,118
Guardforce Security (Thailand) Company Limited [Member]
Schedule of Related Party Transactions [Line Items]
Service/ Products received from related parties	[1]		431,193
Guardforce Aviation Security Company Limited [Member]
Schedule of Related Party Transactions [Line Items]
Service/ Products received from related parties	[2]		925
Shenzhen Kewei Robot Technology Co., Limited [Member]
Schedule of Related Party Transactions [Line Items]
Service/ Products delivered to related parties	[3]		$ 4,652

[1]	Guardforce Security (Thailand) Company Limited provided security guard services to the Company;
[2]	Guardforce Aviation Security Company Limited provided escort services to the Company;
[3]	The Company rented robots to Shenzhen Kewei Robot Technology Co., Limited.